Summarized Status of Performance-based Nonvested Shares and Changes during Period (Detail) (Performance Shares, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Shares
Outstanding at beginning of year	809,000		580,000		316,000
Granted	564,000	[1]	278,000	[1]	300,000	[1]
Vested	(324,000)		(37,000)		(36,000)
Forfeited/canceled			(12,000)
Outstanding at end of year	1,049,000		809,000		580,000
Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$ 18.76		$ 16.68		$ 15.65
Granted	$ 24.88	[1]	$ 22.91	[1]	$ 17.63	[1]
Vested	$ 15.93		$ 18.08		$ 15.61
Forfeited/canceled			$ 16.57
Outstanding at end of year	$ 22.75		$ 18.76		$ 16.68
NetSpend Holdings Inc
Shares
Granted	87,356
Weighted Average Grant Date Fair Value
Market value of stock awarded granted in connection with acquisition	$ 2.2

[1]	Includes the issuance of approximately 87,356 stock replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $2.2 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.